PIMCO REALPATH Blend 2035 Fund Expense Example, No Redemption - PIMCO REALPATH Blend 2035 Fund - A	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 645
Expense Example, No Redemption, 3 Years	850
Expense Example, No Redemption, 5 Years	1,071
Expense Example, No Redemption, 10 Years	$ 1,706